Disposition of a subsidiary (Details 1) - Entity owned or controlled by another entity - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Reconciliation of the amounts of major classes of operations classified as discontinued operations
Revenue	$ 0	$ 2,022,846
Cost of revenues	0	(1,783,156)
Gross profit	0	239,690
Operating expenses	0	(221,586)
Income from operations	0	18,104
Other expenses	0	(69,875)
Income before income taxes	0	(51,771)
Provision for income taxes	0	419
Net loss from discontinued operations, net of tax	$ 0	$ (51,352)